INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Reconciliation (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity method earnings		$ 6,726	$ 48,027	$ 30,279
Deferred income tax expense related to Legacy Dole		35,044	23,168	698
Share of equity method earnings		7,270	43,284	30,279
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method earnings		7,270	14,851	15,168
Gain (loss) on step-up acquisition		0	(7,670)	0
Gain (loss) on disposal of equity method investment		(544)	1,096	0
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method earnings		0	38,874	21,868
Deferred income tax expense related to Legacy Dole		0	(10,441)	(6,757)
Impairment of original 45.0% investment in Legacy Dole	$ (122,926)	0	(122,926)	0
Gain on preexisting contractual arrangements with Legacy Dole		0	93,000	0
Gain on release of deferred tax reserves attributable to Legacy Dole		0	20,124	0
Gain on release of Legacy Dole indemnities		0	4,403	0
Gain on release of cumulative equity reserves attributable to Legacy Dole			1,376
Gain (loss) on step-up acquisition		$ 0	$ 4,023	$ 0
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Ownership percentage			45.00%		45.00%